NOTE RECEIVABLE (Narrative) (Details) - CAD ($)	1 Months Ended
	Oct. 16, 2017	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Notes receivable		$ 477,973	$ 429,973
Notes receivable to Revelo Resources Corp., [Member]
Statements Line Items
Borrowings, interest rate	1.00%
Proceeds from non-current borrowings	$ 400,000
Bonus from notes receivable issued	$ 20,000
Notes receivable		$ 477,973	$ 429,973